Financial Risk Management Objectives and Policies - Schedule of Financial Liabilities by Maturity (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	R$ 12,106,621	R$ 8,919,746
Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	17,561,544
Liquidity risk [member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	12,106,621
Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	3,518,156
Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	1,376,850
Liquidity risk [member] | Accounts payable - Supplier finance[member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	249,727
Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	310,190
Immediate [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	1,541,470
Immediate [member] | Liquidity risk [member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	271,524
Immediate [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	42,619
Immediate [member] | Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	975,465
Immediate [member] | Liquidity risk [member] | Accounts payable - Supplier finance[member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	249,727
Immediate [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	2,135
Until 6 months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	1,085,116
Until 6 months [member] | Liquidity risk [member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	598,472
Until 6 months [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	162,269
Until 6 months [member] | Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	277,388
Until 6 months [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	46,987
7 to 12 months [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	1,147,647
7 to 12 months [member] | Liquidity risk [member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	715,237
7 to 12 months [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	276,339
7 to 12 months [member] | Liquidity risk [member] | Accounts payable [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	123,997
7 to 12 months [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	32,074
More than one year up to five years [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	11,313,843
More than one year up to five years [member] | Liquidity risk [member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	8,081,759
More than one year up to five years [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	3,003,090
More than one year up to five years [member] | Liquidity risk [member] | Liabilities from derivative transaction [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	228,994
More than five years [member] | Liquidity risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	2,473,468
More than five years [member] | Liquidity risk [member] | Lease liabilities [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	2,439,629
More than five years [member] | Liquidity risk [member] | Loans and financing [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Financial liability	R$ 33,839